Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
Supplement dated June 12, 2024
to each Prospectus and Statement of Additional Information
ARK 21Shares Active On-Chain Bitcoin Strategy ETF (ARKC)
dated October 31, 2023

ARK 21Shares Active Bitcoin Futures Strategy ETF (ARKA)
dated October 31, 2023, as previously supplemented

ARK 21Shares Blockchain and Digital Economy Innovation ETF (ARKD)
dated November 6, 2023 as previously supplemented December 12, 2023
ARK 21Shares Active Ethereum Futures Strategy ETF (ARKZ)
ARK 21Shares Active Bitcoin Ethereum Strategy ETF (ARKY)
dated November 7, 2023, as previously supplemented
(each, a “Fund” and together, the “Funds”)
(each a series of EA Series Trust)

Listed on Cboe BZX Exchange, Inc.

Effective immediately, the address of the Funds’ investment sub-adviser, 21Shares US LLC (“21Shares”) is:

21Shares US LLC
477 Madison Avenue, 6th Floor
New York, NY 10022.

All references to 21Shares’ former address (37 West 20th Street, New York, NY 10011) in each Fund’s Prospectus and SAI are hereby replaced with 21Shares’ new address as listed above.

If you have any questions, please call (215) 882-9983.
Please retain this Supplement for future reference.

1